Note 9 - Investment in Juanicipio - Investment Relating to Interests in Juancipio Property and Minera Juancipio (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance, beginning of year		$ 338,316	$ 291,084
Juanicipio oversight expenditures incurred 100% by MAG		384	719
Amortization of Juanicipio's oversight expenditures incurred 100% by MAG		(305)	0
Cash contributions and advances to Juanicipio (3)	[1]	24,992	8,140
Loan repayments from Juanicipio (2)	[2]	(25,714)	0
Total for the period		(642)	8,859
Income from equity accounted Investment in Juanicipio	[2]	65,099	40,767
Interest earned, net of recontributions, reclassified to accounts receivable (1)	[3]	(8,150)	(2,394)
Balance, end of year		$ 394,622	$ 338,316

[1]	Of the $24,992 cash contributions and advances made to Juanicipio during the year ended December 31, 2023, $22,726 was in the form of loans whereas $2,276 was in the form of equity ( December 31, 2022: $8,140 in the form of loans).
[2]	During the year ended December 31, 2023, a $7,251 loan to Juanicipio was converted into equity ( December 31, 2022: nil).
[3]	A portion of the Investment in Juanicipio is in the form of interest bearing shareholder loans. For the year ended December 31, 2023, the Company earned interest, net of recontributions, amounting to $8,150 (year ended December 31, 2022: $2,394) while $7,639 of interest payments were received from Juanicipio ( December 31, 2022: $3,564).